Derivatives - Gains (Losses) of Derivatives in Cash Flow Hedging Relationships (Detail) - Foreign Exchange Contract [Member] - Cash Flow Hedging [Member] - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivatives	$ 48	$ (74)
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified From Accumulated OCI into Income	$ (51)	$ (44)